Prepaid Forward Gold Contract Liability (Details) - Schedule of related contract expense (Parentheticals)	12 Months Ended
Dec. 31, 2021 oz
Schedule of related contract expense [Abstract]
Forward gold contract balance associated with ounces	11,542